Polen U.S. SMID Company Growth Fund Investment Strategy	Jun. 30, 2025
Polen U.S. SMID Company Growth Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]

Changes to the Fund’s Investment Strategy

As of the Effective Date the following replaces in its entirety the “Fund Summary - Summary of Principal Investment Strategies” sections of the Prospectus and Summary Prospectus:

Summary of Principal Investment Strategies

The Fund typically invests in a portfolio of common stocks of small and mid-cap companies and, under normal circumstances, the Fund invests at least 80% of its net assets in securities of U.S. issuers that are small or mid-cap companies. This 80% policy to invest in small and mid-cap companies may be changed by the Board of Trustees without shareholder approval upon 60 days’ notice to shareholders. The Adviser considers small and mid-cap companies for this purpose to be those companies that, at the time of purchase, are within the range of the market capitalizations of companies in the Russell 2500® Growth Index. This policy does not require the Fund to sell the security of a small or mid-cap company if such company’s market capitalization moves outside the range of the market capitalizations of companies in the Russell 2500® Growth Index; however, additional purchases of such security will be subject to the 20% limitation for securities outside of the Fund’s small and mid-cap company portfolio. As of April 30, 2024, the average weighted market capitalization of the issuers in the Russell 2500® Growth Index was $8.13 billion.

The Adviser employs a multi-discipline approach to identify opportunities with attractive fundamental, thematic and/or technical traits. The Adviser believes earnings growth drives long-term stock performance and is influenced by changes in a company’s internal or external environment. The team refers to the key environmental conditions as “primary forces” and the change elements as “dynamics.” Research activities focus on recognizing and understanding four dynamic primary forces that influence a company’s earnings power and the valuation associated with that earnings power: (i) competitive advantages, (ii) corporate strategy shifts, (iii) secular themes, and (iv) cyclical business conditions.

The Adviser believes that changes in earnings power produced by primary forces are often not accurately captured in market prices. Thus, compelling investment opportunities are often closely affiliated with primary forces. The team believes that a portfolio of stocks positioned to benefit from one or more of these primary forces should outperform over time.

The Adviser aims to construct a portfolio of stocks with key competitive advantages and favorable business conditions. Portfolio construction focuses on industry and factor exposures and seeks to optimize the attractiveness of the overall portfolio against the risks involved in overweight or underweight exposures. An “Attractiveness Score” reflects the team’s evaluation of each investment opportunity across valuation, business model, thematic timeliness, management team, and technical behavior. The team developed a “Balance Mechanism” to manage risk by shaping the portfolio profile via a series of constraints on economic sector exposure and factor exposure. Factor constraints are defined by portfolio exposure to a given factor relative to the benchmark exposure deviation.

The Fund is non-diversified, which means that a significant portion of the Fund’s assets may be invested in the securities of a single or small number of companies and/or in a more limited number of sectors than a diversified mutual fund. Although the Fund may not “concentrate” (invest 25% or more of its net assets) in any industry, the Fund may focus its investments from time to time in one or more sectors of the economy or stock market.

The Fund may sell a security if a company’s financial results fall significantly off its projected growth path, either in terms of product sales or market development, or if the company loses a significant advantage; positions may be reduced or eliminated entirely. The Adviser may also reduce or sell a position if the stock violates clear technical levels. Sells are primarily driven by the Attractiveness scores, which are evaluated by the team on an ongoing basis. Each investment is purchased with an open-ended time horizon but is expected to average between one and two years. Actual time horizons range from a few months to more than four years.